Restricted financial assets	12 Months Ended
Dec. 31, 2021
Entity [Table]
Restricted Assets Disclosure Text Block
Note 23

Restricted and transferred financial assets
This Note provides

information about

restricted financial assets

(Note 23a), transfers

of financial

assets (Note 23b

and 23c) and

financial
assets that are received as collateral with the right to resell or repledge these assets (Note 23d).
a) Restricted financial assets
Restricted

financial assets

consist of

assets

pledged as

collateral
against an existing liability or contingent liability and other assets that are

otherwise explicitly

restricted

such that

they cannot

be
used to secure funding.

Financial

assets

are

mainly

pledged

as

collateral

in

securities
lending

transactions,

in

repurchase

transactions,

against

loans
from

Swiss

mortgage

institutions

and

in

connection

with

the
issuance

of

covered

bonds.

The

Group

generally

enters

into
repurchase

and securities

lending

arrangements

under

standard
market

agreements.

For

securities lending,

the cash

received as
collateral may be more or less than the fair value of the securities loaned,

depending

on

the

nature

of

the

transaction.

For
repurchase agreements, the fair value of the collateral sold under an

agreement

to

repurchase

is

generally

in

excess

of

the

cash
borrowed. Pledged mortgage loans serve as collateral for existing liabilities

against

Swiss

central

mortgage

institutions

and

for
existing

covered

bond

issuances

of

USD
10,843

million

as

of

31 December 2021 (31 December 2020: USD 12,456

million).
Other restricted financial assets include assets protected under client asset

segregation rules,

assets held

by the

Group’s insurance
entities to back related liabilities to the policy holders, assets held in certain jurisdictions to

comply with explicit

minimum local asset
maintenance requirements. The carrying

amount of the liabilities
associated with these other

restricted financial assets is

generally
equal to the carrying amount of the assets, with the exception of assets held to comply with local asset maintenance requirements, for which the associated liabilities are greater.
Restricted financial assets

USD million 31.12.21 31.12.20
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
of which:
mortgage loans
1
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
of which:
mortgage loans
1
Financial assets pledged as collateral
Financial assets at fair value held for trading 63,725 43,397 64,367 47,098
Loans and advances to customers 18,160 16,330 20,361 18,191
Financial assets at fair value not held for trading 961 961 2,140 2,140
Debt securities classified as Other financial assets measured at amortized
cost 2,234 1,870 2,506 2,506
Financial assets measured at fair value through other comprehensive income 0 0 149 149
Total financial assets pledged as collateral
2
85,079 89,523
Other restricted financial assets
Loans and advances to banks 3,408 3,730
Financial assets at fair value held for trading 392 741
Cash collateral receivables on derivative instruments 4,747 3,765
Loans and advances to customers 1,237 756
Financial assets at fair value not held for trading 22,765 23,243
Financial assets measured at fair value through other comprehensive income 894 0
Other 97 110
Total other restricted financial assets

33,540 32,345
Total financial assets pledged and other restricted financial assets 118,619 121,868
1 All related

to mortgage loans

that serve as

collateral for existing

liabilities toward Swiss

central mortgage

institutions and for

existing covered bond

issuances. Of

these pledged mortgage

loans, approximately
USD 2.7

billion as

of 31

December 2021

(31 December

2020: approximately

USD
2.7

billion) could

be withdrawn

or used

for future

liabilities or

covered bond

issuances without

breaching existing

collateral
requirements.

2 Does not

include assets placed

with central banks

related to undrawn

credit lines and

for payment, clearing

and settlement purposes

(31 December 2021:

USD
4.4

billion; 31 December

2020:
USD 1.3

billion).
In addition

to restrictions

on financial

assets,

UBS Group

AG
and

its

subsidiaries

are,

in

certain

cases,

subject

to

regulatory
requirements

that

affect

the

transfer

of

dividends

and

capital
within

the Group,

as

well as

intercompany lending.

Supervisory
authorities

also

may

require

entities

to

measure

capital

and
leverage

ratios on

a

stressed basis,

such

as

the

Federal

Reserve
Board
’s

Comprehensive

Capital

Analysis

and

Review
  process,
which

may

limit
the

relevant

subsidiaries’

ability

to

make
distributions of capital based on the results of those tests.
Supervisory

authorities

generally

have

discretion

to

impose
higher

requirements

or

to

otherwise

limit

the

activities

of
subsidiaries.

Non-regulated

subsidiaries

are

generally

not

subject

to

such
requirements

and transfer

restrictions. However,

restrictions

can
also be the result

of different legal, regulatory,

contractual, entity-
or country-specific arrangements and / or requirements.
›

Refer to the “Financial and regulatory key figures

for our
significant regulated subsidiaries and sub-groups” section

of this
report for financial information about significant

regulated
subsidiaries of the Group

UBS AG
Entity [Table]
Restricted Assets Disclosure Text Block
Note 23

Restricted and transferred financial assets
This Note provides

information about

restricted financial assets

(Note 23a), transfers

of financial

assets (Note 23b

and 23c) and

financial
assets that are received as collateral with the right to resell or repledge these assets (Note 23d).
a) Restricted financial assets
Restricted

financial assets

consist of

assets

pledged as

collateral
against an existing liability or contingent liability and other assets that are

otherwise explicitly

restricted

such that

they cannot

be
used to secure funding.

Financial

assets

are

mainly

pledged

as

collateral

in

securities
lending

transactions,

in

repurchase

transactions,

against

loans
from

Swiss

mortgage

institutions

and

in

connection

with

the
issuance

of

covered

bonds.

UBS

AG

generally

enters

into
repurchase

and securities

lending

arrangements

under

standard
market

agreements.

For

securities lending,

the cash

received

as
collateral may be more or less than the fair value of the securities loaned,

depending

on

the

nature

of

the

transaction.

For
repurchase agreements, the fair value of the collateral sold under an

agreement

to

repurchase

is

generally

in

excess

of

the

cash
borrowed. Pledged mortgage loans serve as collateral for existing liabilities

against

Swiss

central

mortgage

institutions

and

for
existing

covered

bond

issuances

of

USD
10,843

million

as

of
31 December 2021 (31 December 2020: USD 12,456

million).
Other restricted financial assets include assets protected under client asset segregation

rules, assets held

by UBS AG’s

insurance
entities to back related liabilities to the policy holders, assets held in certain jurisdictions to

comply with explicit

minimum local asset
maintenance requirements. The carrying

amount of the liabilities
associated with these other

restricted financial assets is

generally
equal to the carrying amount of the assets, with the exception of assets held to comply with local asset maintenance requirements, for which the associated liabilities are greater.
Restricted financial assets

USD million 31.12.21 31.12.20
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
of which:
mortgage loans
1
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
of which:
mortgage loans
1
Financial assets pledged as collateral
Financial assets at fair value held for trading 63,834 43,397 64,418 47,098
Loans and advances to customers 18,160 16,330 20,361 18,191
Financial assets at fair value not held for trading 961 961 2,140 2,140
Debt securities classified as Other financial assets measured at amortized
cost 2,234 1,870 2,506 2,506
Financial assets measured at fair value through other comprehensive income 0 0 149 149
Total financial assets pledged as collateral
2
85,188 89,574
Other restricted financial assets
Loans and advances to banks 3,408 3,730
Financial assets at fair value held for trading 392 741
Cash collateral receivables on derivative instruments 4,747 3,765
Loans and advances to customers 1,237 756
Financial assets at fair value not held for trading 22,328 22,917
Financial assets measured at fair value through other comprehensive income 894 0
Other 97 110
Total other restricted financial assets

33,104 32,019
Total financial assets pledged and other restricted financial assets 118,292 121,593
1 All related

to mortgage loans

that serve as

collateral for existing

liabilities toward

Swiss central

mortgage institutions

and for existing

covered bond issuances.

Of these pledged

mortgage loans,

approximately
USD 2.7

billion as

of 31

December 2021

(31 December

2020: approximately

USD
2.7

billion) could

be withdrawn

or used

for future

liabilities or

covered bond

issuances without

breaching existing

collateral
requirements.

2 Does not

include assets placed

with central banks

related to undrawn

credit lines

and for payment,

clearing and settlement

purposes (31 December

2021: USD
4.4

billion; 31 December

2020:
USD 1.3

billion).
In addition

to restrictions

on financial

assets, UBS

AG and

its
subsidiaries

are,

in

certain

cases,

subject

to

regulatory
requirements

that

affect

the

transfer

of

dividends

and

capital
within

UBS

AG,

as

well

as

intercompany

lending.

Supervisory
authorities

also

may

require

entities

to

measure

capital

and
leverage

ratios on

a

stressed basis,

such

as

the

Federal

Reserve
Board’s

Comprehensive

Capital

Analysis

and

Review

process,
which

may

limit
the

relevant

subsidiaries’

ability

to

make
distributions of capital based on the results of those tests.
Supervisory

authorities

generally

have

discretion

to

impose
higher

requirements

or

to

otherwise

limit

the

activities

of
subsidiaries.

Non-regulated

subsidiaries

are

generally

not

subject

to

such
requirements

and transfer

restrictions. However,

restrictions

can
also be the result

of different legal, regulatory,

contractual, entity-
or country-specific arrangements and / or requirements.
›

Refer to the “Financial and regulatory key figures

for our
significant regulated subsidiaries and sub-groups” section

of this
report for financial information about significant

regulated
subsidiaries of UBS AG